Long-Term Debt - USD Term Loans - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($) term_loan vessel	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	6
Aggregate principal amount	$ 1,906,059	$ 1,804,483
Teekay Nakilat Corporation
Debt Instrument [Line Items]
Percentage of ownership interest	70.00%
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 933,166	$ 1,005,199
Number of vessels | vessel	14
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	2.80%